Offerings - Offering: 1	Feb. 19, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Maximum Aggregate Offering Price	$ 200,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 27,620.00
Offering Note	Payment of the registration fee at the time of filing of the registrant's Registration Statement on Form S-3ASR (File No. 333-277829) on March 11, 2024 (the "Registration Statement") was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, and is paid herewith. This "Calculation of Filing Fee" table shall be deemed to update the table in Item 14 of the Registration Statement.